PROPERTY AND EQUIPMENT, NET (Tables)	7 Months Ended
Dec. 31, 2022
National Holdings Investments Ltd [Member]
Schedule of property and equipment

As of December 31,
2022
Electronic equipment	1,739
Accumulated depreciation	(367)
Total Property and Equipment, net	1,372